Variable interest entities	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Variable interest entities
(21)	Variable interest entities

The Company is involved with various special purpose entities (“SPE”) in the normal course of business. In most cases, these entities are deemed to be VIEs. The Company’s variable interests in VIEs include debt and equity interests, commitments, guarantees, and certain other contractual arrangements. The leasing and financing activities in the Company’s normal course of business require the use of many forms of SPEs to achieve our business objectives and the Company has participated to varying degrees in the design and formation of these SPEs.

As of December 31, 2014, all assets and liabilities presented on the consolidated balance sheets were held in the VIEs consolidated by the Company. As of December 31, 2013, substantially all flight equipment, cash and cash equivalents, restricted cash, accounts receivable, assets held for sale, derivative financial assets, deposits on flight equipment, deferred debt issue costs, accounts payable, accrued expenses and other liabilities, deferred revenue, liabilities related to assets held for sale, accrued maintenance liabilities, lease deposits liability and derivative financial liabilities presented on the consolidated balance sheets were held in the VIEs consolidated by the Company.

The carrying value of assets as at December 31, 2013 that were not available to VIE entities were as follows:

	Total	Amount Available to VIEs	Amount Not available to VIES
Cash and cash equivalents	177,924	177,382	542
Restricted cash	256,426	241,098	15,328
Investment in unconsolidated equity investee	5,917	—	5,917
Deferred issuance costs	85,050	84,326	724

The Company consolidates wholly-owned ECA, EXIM financing structures and wholly owned leasing entities because the entities do not have sufficient equity to operate without the Company’s subordinated financial support in the form of intercompany loans. In certain circumstances we are required to segregate security deposits, maintenance receipts and rental payments received under the leases related to the aircraft funded under the relevant facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt) at a subsidiary borrower level. The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the relevant loan facilities. The subsidiary borrower is required to maintain compliance with loan-to-value ratios as set forth in the loan agreements. If the subsidiary borrower does not maintain compliance with the loan-to-value ratio, it will be required to prepay portions of the outstanding loan so that the ratio is equal to or less than the loan-to-value ratio. The Company controls and manages all aspects of these entities, including directing the activities that most significantly affect the entity’s economic performance. The Company absorbs the majority of the risk and rewards of these entities and the Company guarantees the activities of these entities.

The Company consolidates non-recourse financing structures because the Company controls and manages all aspects of these entities, including directing the activities that most significantly affect these entities’ economic performance and the Company absorbs the majority of the risk and rewards of these entities. The lenders of our non-recourse financing structures have only recourse over those assets within the subsidiary borrower and the Company does not provide any guarantees to the debt financings of these entities. When the Company is determined to be the primary beneficiary, the VIE is consolidated. Consolidated VIE assets and liabilities are presented after intercompany eliminations and include assets financed on a non-recourse basis.

In general, the Company’s exposure to loss in consolidated VIEs is limited to losses that would be absorbed on the VIEs assets recognized in its financial statements, net of losses absorbed by third-party holders of the VIE’s liabilities. At December 31, 2013 and December 31, 2014, the Company’s maximum exposure to losses in its consolidated VIEs was US$1.5bn and US$1.6bn, respectively.